Inventories (Tables)	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Schedule of Inventories
	June 30, 2024	December 31, 2023
	U.S. dollars in thousands
Work in process	8,414	6,176
Finished goods	5,656	7,660
	14,070	13,836